Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital	Share Capital
As of December 31, 2024 and 2025, the Group has 1,000,000,000 shares authorized to issue and details are as follows:

	December 31, 2024			December 31, 2025
	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)	Number of issued shares	Par value per share (Korean won)	Ordinary shares (in millions of Korean won)
Ordinary shares[1]	252,021,685	₩5,000	1,564,499	252,021,685	₩5,000	1,564,499
1The Group retired 60,878,082 treasury shares against retained earnings. Based on the local regulations in Korea, upon retirement of shares, the Company has decreased the number of shares issued but has not decreased the ordinary shares capital.